                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                 ----------------------------------------------

                            HOLLAND SERIES FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)                  Copy to:

      Michael Holland                       State Street Bank and Trust Company
  President and Treasurer                         Julie Tedesco, Esq.
 Holland Series Fund, Inc.                    One Federal Street, 9th Floor
      375 Park Avenue                          Boston, Massachusetts 02110
 New York, New York 10152
                                                          and

                                                    Brynn Peltz, Esq.
                                               Simpson Thacher & Bartlett
                                                  425 Lexington Avenue
                                                New York, New York 10017



Registrant's telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2004

Item 1.

                             HOLLAND BALANCED FUND


                               SEMI-ANNUAL REPORT

                           MARCH 31, 2004 (UNAUDITED)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2004
--------------------------------------------------------------------------------

                                                         [Michael Holland photo]
Dear Fellow Shareholder:

Our Fund's cumulative total return
since inception (October 2, 1995
through March 31, 2004) was 79.02%.
For the six months ended March 31,
2004, our Fund's total return was
7.02%.

To put these numbers in perspective, an investor who placed $10,000 in the Fund at the 1995 inception has $17,902 in the Fund on March 31, 2004. The structure of our Fund, with 60% in large blue-chip companies' stocks and 40% in high-quality fixed income, has produced less volatility in turbulent markets.

As the Fund's largest individual investor, I continue to have confidence in our Fund's structure as well as its future.

With Bullish Regards,

[Michael F. Holland Signature]
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2004
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, Salomon 10 Year Government Bond Index, 90 Day U.S. Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                       HOLLAND     LIPPER                    SALOMON 10
                       BALANCED   BALANCED    STANDARD &        YEAR         90 DAY U.S.
                       FUND(A)      FUND      POOR'S 500     GOVERNMENT     TREASURY BILL
                       --------   INDEX(B)     INDEX(B)     BOND INDEX(B)      RATE(B)
                                  --------   ------------   -------------   -------------
Inception               10000      10000        10000           10000           10000
Mar-97                  12582      11703        12955           10412           10790
Sep-97                  14192      13758        16209           11618           11067
Mar-98                  14772      15037        18852           12562           11351
Sep-98                  14537      14442        17402           14153           11628
Mar-99                  16417      16363        22011           13431           11887
Sep-99                  16554      16390        21949           13060           12167
Mar-00                  19373      18076        25643           13757           12500
Sep-00                  18976      18215        24580           14310           12874
Mar-01                  16823      17074        19855           15592           13226
Sep-01                  15981      16333        17812           16350           13453
Mar-02                  17024      17496        19633           15788           13545
Sep-02                  14562      14725        13951           18776           13405
Mar-03                  15386      15246        14514           19069           13760
Sep-03                  16728      17256        17042           19509           13826
Mar-04                  17902      19076        19271           20331           13889

                             INVESTMENT PERFORMANCE
                       For the Periods Ended March, 2004
--------------------------------------------------------------------------------

                                                           AVERAGE        TOTAL RETURN
                                           Average       Annualized        Cumulative
                                         Annualized    Since Inception   Since Inception
                            One Year      Five Year       (10/2/95)         (10/2/95)
----------------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
  (a)                           16.36%         1.74%           7.09%            79.02%
 Lipper Balanced Fund
  Index (b)                     25.10%         3.11%           7.89%            90.76%
 Standard & Poor's 500
  Index (b)                     32.78%        -2.63%           8.02%            92.71%
 Salomon 10 Year
  Government Bond Index
  (b)                            6.62%         8.63%           8.70%           103.31%
 90 Day U.S. Treasury
  Bill (b)                       0.93%         3.16%           3.94%            38.89%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2004
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2004), our Fund's total return was 79.02% compared to 90.76% for the Lipper Balanced Fund Index, which is an unmanaged index with no actual investment costs.

Our blue-chip equity holdings and U.S. Treasury Inflation-Indexed bonds, also known as TIPS, were recently outperformed by low-rated fixed income securities and small capitalization equities.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day U.S. Treasury Bill is the average return on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

          March 31, 2004 (Unaudited)             Shares     Value(+)
----------------------------------------------------------------------
COMMON STOCKS-60.0%
BANKS-2.2%
The Bank of New York Co., Inc.                   45,000    $ 1,417,500
                                                           -----------
COMPUTERS-3.5%
International Business Machines Corp.            24,800      2,277,632
                                                           -----------
ELECTRONICS-7.3%
3M Co.                                           30,600      2,505,222
Intel Corp.                                      83,800      2,279,360
                                                           -----------
                                                             4,784,582
                                                           -----------
FOOD & BEVERAGES-2.8%
Coca Cola Co.                                    35,900      1,805,770
                                                           -----------
FINANCIAL-7.4%
American Express Co.                             50,000      2,592,500
Citigroup, Inc.                                  43,000      2,223,100
                                                           -----------
                                                             4,815,600
                                                           -----------
INSURANCE-5.8%
American International Group, Inc.               32,000      2,283,200
Berkshire Hathaway, Inc. Class A*                    16      1,492,800
                                                           -----------
                                                             3,776,000
                                                           -----------
OIL/GAS-10.7%
ChevronTexaco Corp.                              11,500      1,009,470
Exxon Mobil Corp.                                82,600      3,435,334
Schlumberger, Ltd.                               39,500      2,522,075
                                                           -----------
                                                             6,966,879
                                                           -----------
PHARMACEUTICALS-9.4%
Johnson & Johnson                                50,500      2,561,360
Merck & Co., Inc.                                32,200      1,422,918
Pfizer, Inc.                                     60,000      2,103,000
                                                           -----------
                                                             6,087,278
                                                           -----------
PRODUCER GOODS-3.3%
General Electric Co.                             71,100      2,169,972
                                                           -----------
RETAIL TRADE-4.1%
Wal-Mart Stores, Inc.                            45,000      2,686,050
                                                           -----------
SOFTWARE-3.5%
Microsoft Corp.                                  91,000      2,272,270
                                                           -----------
     Total Common Stocks (Cost-$34,272,581)                 39,059,533
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

        March 31, 2004 (Unaudited)           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-36.5%
GOVERNMENT TREASURIES-36.5%
United States Treasury Note, 6.500%
  due 5/15/05                               $ 2,000,000    $ 2,117,734
United States Treasury Note, 2.000%
  due 5/15/06                                 4,000,000      4,032,032
United States Treasury Note, 3.500%
  due 1/15/11**                              10,373,220     12,097,768
United States Treasury Note, 5.000%
  due 2/15/11                                 5,000,000      5,519,530
                                                           -----------
     Total U.S. Government Securities
     (Cost-$21,638,485)                                     23,767,064
                                                           -----------
REPURCHASE AGREEMENTS-3.2%
State Street Bank and Trust Co. Repurchase
     Agreement 0.35% due 4/1/04 in the
     amount of $2,127,021; issued 3/31/04
     (Collateralized by $2,150,000, FHLMC,
     2.450% due 08/25/06 with a market
     value of $2,171,500)(Cost-$2,127,000)    2,127,000      2,127,000
                                                           -----------
     Total Investments-99.7%
     (Cost-$58,038,066)                                     64,953,597
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.3%                     165,350
                                                           -----------
NET ASSETS-100%
Applicable to 4,218,175 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $65,118,947
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     15.44
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

               March 31, 2004 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2004
Capital stock at par value ($0.01)                        $    42,182
Capital stock in excess of par value                       60,412,079
Undistributed net investment income                           160,690
Net accumulated realized loss on investments               (2,411,535)
Net unrealized appreciation on investments                  6,915,531
                                                          -----------
     Net Assets                                           $65,118,947
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+See Note 2 to Financial Statements
FHLMC Federal Home Loan Mortgage Corp.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

       Six Months Ended March 31, 2004 (Unaudited)
---------------------------------------------------------------------
INTEREST INCOME:
Interest                                                   $  468,144
Dividends                                                     306,576
                                                           ----------
     Total investment income                                  774,720
                                                           ----------
EXPENSES:
Investment advisory fees (Note 3)                             236,288
Administration and custody fees (Note 4)                       65,239
Shareholder account maintenance                                38,430
Shareholder reports                                            20,130
Audit fees                                                     20,862
Directors fees                                                 10,065
Registration fees                                               6,405
Legal fees                                                      8,418
Miscellaneous expense                                          12,382
                                                           ----------
     Total operating expenses                                 418,219
                                                           ----------
Net investment income                                         356,501
                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                              659,657
Net change in unrealized appreciation on investments        3,214,263
                                                           ----------
     Net realized and unrealized gain on investments        3,873,920
                                                           ----------
     Net increase in net assets resulting from operations  $4,230,421
                                                           ==========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Six Months
                                                Ended
                                              March 31,     Year Ended
                                                2004       September 30,
                                             (Unaudited)       2003
------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                        $   356,501    $   647,903
Net realized gain/(loss) on investments          659,657     (1,312,967)
Net change in unrealized appreciation on
  investments                                  3,214,263      7,920,643
                                             -----------    -----------
Net increase in net assets resulting from
  operations                                   4,230,421      7,255,579
                                             -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                           (312,356)      (650,886)
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)         272,416      5,002,197
                                             -----------    -----------
Total increase in net assets                   4,190,481     11,606,890
NET ASSETS
     Beginning of year                        60,928,466     49,321,576
                                             -----------    -----------
     End of year                             $65,118,947    $60,928,466
                                             ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
  YEAR                                       $   160,689    $   116,546
                                             ===========    ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six Months Ended
For a capital share outstanding      3/31/04                           For the Year Ended
throughout the period              (Unaudited)        9/30/03    9/30/02     9/30/01   9/30/00      9/30/99
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                         $          14.50     $ 12.78   $  14.21   $   17.19   $ 15.27   $    13.74
                                 ----------------     -------   --------   ---------   -------   ----------
INCREASE/DECREASE FROM
  INVESTMENT OPERATIONS
Net investment income                        0.09        0.17       0.17        0.24      0.24         0.23
Net realized and unrealized
  gain (loss) on investments                 0.92        1.72      (1.42)      (2.92)     2.00         1.66
                                 ----------------     -------   --------   ---------   -------   ----------
    Total increase/(decrease)
      from investment
      operations                             1.01        1.89      (1.25)      (2.68)     2.24         1.89
                                 ----------------     -------   --------   ---------   -------   ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                       (0.07)      (0.17)     (0.18)      (0.25)    (0.26)       (0.28)
Net realized gain on
  investments                                  --          --         --       (0.05)    (0.06)       (0.08)
                                 ----------------     -------   --------   ---------   -------   ----------
Total dividends and
  distributions                             (0.07)      (0.17)     (0.18)      (0.30)    (0.32)       (0.36)
                                 ----------------     -------   --------   ---------   -------   ----------
Net asset value, end of period   $          15.44       14.50   $  12.78   $   14.21   $ 17.19   $    15.27
                                 ================     =======   ========   =========   =======   ==========
TOTAL RETURN(a)                             7.02%      14.87%    (8.88)%    (15.78)%    14.63%       13.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                        $         65,119     $60,928   $ 49,322   $  59,728   $68,298   $   45,344
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses                                  1.33%(b)    1.46%      1.50%       1.50%     1.50%        1.50%
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses                                  1.33%(b)    1.46%      1.53%       1.59%     1.56%        1.62%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses                         1.13%(b)    1.21%      1.17%       1.49%     1.46%        1.59%
Ratio of net investment income
  to average net assets before
  fee waivers and reimbursement
  of other expenses                         1.13%(b)    1.21%      1.14%       1.40%     1.40%        1.47%
Portfolio turnover                          4.07%       9.92%     39.86%      19.63%    17.99%       15.76%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b)  Annualized

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

As of September 30, 2003 the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,102,688 and $1,891,518, that may be applied against future taxable capital gains until its expiration date on September 30, 2010 and September 30, 2011, respectively.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Effective April 14, 2003, the Fund began using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

daily net assets. During the year ended March 31, 2004, the Investment Adviser did not waive any portion of the advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser is controlled by Michael
F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2004, Michael F. Holland and affiliates owned 99,809 shares (2.4% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND
     ADMINISTRATION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements,

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------



4.  ACCOUNTING, CUSTODY AND ADMINISTRATION AGREEMENTS (continued)

and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,000 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the year ended March 31, 2004 aggregated $2,619,643 and $2,495,096, respectively. Purchases and sales of U.S. Government Securities, for the year ended March 31, 2004 aggregated $0 and $0, respectively.

The components of net unrealized appreciation/(depreciation) of investments based on federal tax cost at March 31, 2004 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $8,244,101   $(1,328,570)         $6,915,531        $58,038,066

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

7.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2004, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

---------------------------------------------------------------------------
                                  Six Months               Year Ended
                                Ended 3/31/04               9/30/03
---------------------------------------------------------------------------
                             Shares      Amount       Shares      Amount
---------------------------------------------------------------------------
Shares Sold                  334,937   $ 5,085,672    775,454   $11,014,822
Shares Reinvested             16,430       243,243     38,491       530,809
                            --------   -----------   --------   -----------
                             351,367     5,328,915    813,945    11,545,631
Shares Redeemed             (335,766)   (5,056,499)  (469,383)   (6,543,434)
                            --------   -----------   --------   -----------
NET INCREASE/(DECREASE)       15,601   $   272,416    344,562   $ 5,002,197
                            ========   ===========   ========   ===========
---------------------------------------------------------------------------

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

The Fund has adopted proxy voting procedures pursuant to which the Fund delegates the responsibility for voting proxies relating to portfolio securities held by the Fund to the Investment Adviser as part of the Investment Adviser's general agreement with the Fund, subject to the Board's continuing oversight. A copy of the Fund's proxy voting procedures is available without charge, upon request, by calling 1-800-30-HOLLAND and on the SEC's website at www.sec.gov.

Beginning August 1, 2004, shareholders may receive information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 (i) by calling 1-800-30-HOLLAND or (ii) on the SEC's website at www.sec.gov.

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

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

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2.  CODE OF ETHICS

Not required for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEE FOR LISTED COMPANIES

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not required for this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 10.  CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Registrant's President and Treasurer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal-half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1)   Not applicable to this filing.

(a)(2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:      /s/Michael Holland
            ---------------
            Michael Holland
            President and Treasurer of Holland Series Fund, Inc.

Date: June 4, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael Holland
            ---------------
            Michael Holland
            President and Treasurer of Holland Series Fund, Inc.

Date: June 4, 2004